Investment Objectives and Goals	Aug. 01, 2026
Aspiriant Risk-Managed Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aspiriant Risk-Managed Equity Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Aspiriant Risk-Managed Equity Allocation Fund (the “Fund” or “Equity Allocation Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Aspiriant Risk-Managed Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aspiriant Risk-Managed Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Aspiriant Risk-Managed Municipal Bond Fund (the “Fund” or “Municipal Bond Fund”) seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.

Aspiriant Defensive Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aspiriant Defensive Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Aspiriant Defensive Allocation Fund (the “Fund” or “Defensive Allocation Fund”) seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Aspiriant Risk-Managed Taxable Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aspiriant Risk-Managed Taxable Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aspiriant Risk-Managed Taxable Bond Fund (the “Fund” or “Taxable Bond Fund”) seeks to maximize long-term total return.